Other Income, Net - Summary of Other Income, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income	$ 1,089,634	$ 1,370,929	$ 1,611,128
Critical Minerals and Energy Innovation Grant	365,518	470,783
Other grant funding	2,471,618	1,827,882	1,161,992
Research and development tax incentive	892,713	593,521	689,089
Other		10,064	147,691
Other Income	$ 4,819,483	$ 4,273,179	$ 3,609,900